UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

ITEM 1.          SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED HIGH INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2008

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited)

November 30, 2008

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 90.7%
CONSUMER DISCRETIONARY — 16.3%
Auto Components — 0.8%
$1,320,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$534,600
555,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	213,675
	Visteon Corp., Senior Notes:
969,000	8.250% due 8/1/10	305,235
2,373,000	12.250% due 12/31/16 (a)	415,275
	Total Auto Components	1,468,785
Automobiles — 0.9%
295,000	Ford Motor Co., Debentures, 8.900% due 1/15/32	69,325
	General Motors Corp.:
1,625,000	Notes, 7.200% due 1/15/11	442,812
3,430,000	Senior Debentures, 8.375% due 7/15/33	771,750
1,325,000	Senior Notes, 7.125% due 7/15/13	327,938
	Total Automobiles	1,611,825
Diversified Consumer Services — 0.6%
	Education Management LLC/Education Management Finance Corp.:
150,000	Senior Notes, 8.750% due 6/1/14	109,500
1,345,000	Senior Subordinated Notes, 10.250% due 6/1/16	941,500
245,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	155,575
	Total Diversified Consumer Services	1,206,575
Hotels, Restaurants & Leisure — 4.3%
410,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	233,700
1,055,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	7,912
1,580,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	545,100
875,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	586,250
374,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	258,060
840,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	493,500
655,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	487,975
270,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	36,450
985,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	472,800
1,530,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	512,550
1,025,000	MGM MIRAGE Inc., Senior Notes, 13.000% due 11/15/13 (a)	861,000
1,277,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	1,085,450
685,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	387,025
475,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(d)	282,625
	Station Casinos Inc.:
	Senior Notes:
750,000	6.000% due 4/1/12	236,250
1,430,000	7.750% due 8/15/16	443,300
40,000	Senior Subordinated Notes, 6.625% due 3/15/18	3,800
1,100,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	918,500
	Total Hotels, Restaurants & Leisure	7,852,247
Household Durables — 1.7%
120,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	96,000
1,240,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	954,800
1,065,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	963,825

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
Household Durables — 1.7% (continued)
$1,330,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	$1,070,650
	Total Household Durables	3,085,275
Internet & Catalog Retail — 0.2%
95,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	58,425
620,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	313,100
	Total Internet & Catalog Retail	371,525
Media — 5.5%
	Affinion Group Inc.:
240,000	Senior Notes, 10.125% due 10/15/13	165,600
2,525,000	Senior Subordinated Notes, 11.500% due 10/15/15	1,489,750
4,615,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,246,050
405,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	186,300
620,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (e)	158,100
510,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	109,650
1,760,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	1,271,600
	CSC Holdings Inc., Senior Notes:
795,000	8.125% due 7/15/09	765,187
450,000	6.750% due 4/15/12	379,125
1,565,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	348,213
400,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	370,000
	EchoStar DBS Corp., Senior Notes:
590,000	6.625% due 10/1/14	423,325
470,000	7.750% due 5/31/15	347,800
800,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	70,000
825,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16	111,375
220,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	59,400
635,000	Sun Media Corp., 7.625% due 2/15/13	527,050
1,300,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,120,276
	TL Acquisitions Inc.:
1,085,000	Senior Notes, 10.500% due 1/15/15 (a)	591,325
1,080,000	Senior Subordinated Notes, step bond to yield 13.359% due 7/15/15 (a)	472,500
	Total Media	10,212,626
Multiline Retail — 1.3%
1,525,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	1,231,438
	Neiman Marcus Group Inc.:
2,495,000	Senior Notes, 9.000% due 10/15/15 (b)	1,072,850
90,000	Senior Secured Notes, 7.125% due 6/1/28	41,850
	Total Multiline Retail	2,346,138
Specialty Retail — 0.8%
200,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	147,000
285,000	Asbury Automotive Group Inc., Senior Subordinated Notes, 7.625% due 3/15/17	115,425
	AutoNation Inc., Senior Notes:
145,000	6.753% due 4/15/13 (d)	92,800
200,000	7.000% due 4/15/14	131,000
1,085,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	542,500
220,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	207,900

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
Specialty Retail — 0.8% (continued)
$640,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	$204,800
	Total Specialty Retail	1,441,425
Textiles, Apparel & Luxury Goods — 0.2%
580,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	414,700
	TOTAL CONSUMER DISCRETIONARY	30,011,121
CONSUMER STAPLES — 1.9%
Food & Staples Retailing — 0.1%
165,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	152,732
Food Products — 0.8%
	Dole Food Co. Inc., Senior Notes:
255,000	8.625% due 5/1/09	229,500
95,000	7.250% due 6/15/10	67,450
1,494,000	8.875% due 3/15/11	978,570
200,000	Stater Brothers Holdings Inc., Senior Notes, 7.750% due 4/15/15	161,000
	Total Food Products	1,436,520
Household Products — 0.2%
710,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	514,750
Tobacco — 0.8%
	Alliance One International Inc., Senior Notes:
230,000	8.500% due 5/15/12	173,650
760,000	11.000% due 5/15/12	642,200
640,000	Altria Group Inc., Senior Notes, 9.700% due 11/10/18	648,650
	Total Tobacco	1,464,500
	TOTAL CONSUMER STAPLES	3,568,502
ENERGY — 12.4%
Energy Equipment & Services — 2.3%
1,145,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,258,962
690,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	438,150
810,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	569,025
375,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	321,563
1,960,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,608,258
	Total Energy Equipment & Services	4,195,958
Oil, Gas & Consumable Fuels — 10.1%
1,050,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	677,250
2,120,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,494,600
	Chesapeake Energy Corp., Senior Notes:
435,000	6.625% due 1/15/16	305,588
950,000	6.250% due 1/15/18	627,000
590,000	7.250% due 12/15/18	415,950
345,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	225,975
1,570,449	Corral Finans AB, Senior Secured Subordinated Bonds, 6.253% due 4/15/10 (a)(b)(d)	1,020,792
	Enterprise Products Operating LP:
790,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	494,346
370,000	Subordinated Notes, 7.034% due 1/15/68 (d)	192,659
1,190,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	922,250
280,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	207,200
1,560,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,185,600
	Mariner Energy Inc., Senior Notes:
560,000	7.500% due 4/15/13	366,800
335,000	8.000% due 5/15/17	180,900

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
Oil, Gas & Consumable Fuels — 10.1% (continued)
$640,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	$406,400
	OPTI Canada Inc., Senior Secured Notes:
375,000	7.875% due 12/15/14	144,375
200,000	8.250% due 12/15/14	79,000
855,000	Parallel Petroleum Corp., 10.250% due 8/1/14	538,650
900,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	693,000
	Petroplus Finance Ltd., Senior Notes:
380,000	6.750% due 5/1/14 (a)	247,000
470,000	7.000% due 5/1/17 (a)	293,750
720,000	Quicksilver Resources Inc., 8.250% due 8/1/15	468,000
	SandRidge Energy Inc., Senior Notes:
2,500,000	8.625% due 4/1/15 (b)	1,600,000
100,000	8.000% due 6/1/18 (a)	64,500
2,100,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(f)	52,500
610,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	518,500
1,625,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	934,375
200,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	131,000
960,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	828,000
1,350,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	162,000
795,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	496,875
765,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	520,200
	Williams Cos. Inc.:
	Notes:
1,210,000	7.875% due 9/1/21	921,247
660,000	8.750% due 3/15/32	482,764
1,025,000	Senior Notes, 7.625% due 7/15/19	785,416
	Total Oil, Gas & Consumable Fuels	18,684,462
	TOTAL ENERGY	22,880,420
FINANCIALS — 10.1%
Commercial Banks — 0.5%
300,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	181,500
	TuranAlem Finance BV, Bonds:
920,000	8.250% due 1/22/37 (a)	363,400
280,000	8.250% due 1/22/37 (a)	109,900
260,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (d)(g)	245,929
	Total Commercial Banks	900,729
Consumer Finance — 3.6%
	Ford Motor Credit Co.:
650,000	Notes, 7.875% due 6/15/10	331,420
	Senior Notes:
566,000	8.069% due 6/15/11 (d)	244,087
832,500	7.569% due 1/13/12 (d)	367,341
5,950,000	12.000% due 5/15/15	2,905,296
4,680,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	1,231,832
	SLM Corp., Senior Notes:
320,000	3.695% due 7/26/10 (d)	250,473
175,000	3.765% due 10/25/11 (d)	127,366
1,590,000	8.450% due 6/15/18	1,154,892
	Total Consumer Finance	6,612,707
Diversified Financial Services — 3.6%
620,000	Capmark Financial Group Inc., 5.875% due 5/10/12	183,103
1,450,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	819,250

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
Diversified Financial Services — 3.6% (continued)
$1,170,000	Citigroup Inc., Junior Subordinated Notes, Preferred Securities, 8.400% due 4/30/18 (d)(g)	$692,289
1,120,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (d)(g)	878,959
980,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	855,050
	Residential Capital LLC:
922,000	Junior Secured Notes, 9.625% due 5/15/15 (a)	99,115
1,472,000	Senior Secured Notes, 8.500% due 5/15/10 (a)	434,240
450,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	303,750
	TNK-BP Finance SA:
918,000	7.875% due 3/13/18 (a)	390,150
120,000	Bonds, 7.500% due 7/18/16 (a)	53,400
445,000	Senior Notes, 7.875% due 3/13/18 (a)	193,575
1,720,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 13.433% due 10/1/15	1,333,000
460,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	370,300
	Total Diversified Financial Services	6,606,181
Insurance — 0.3%
1,700,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	565,712
Real Estate Investment Trusts (REITs) — 0.5%
375,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	274,688
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
220,000	6.500% due 6/1/16	173,250
695,000	6.750% due 4/1/17	524,725
	Total Real Estate Investment Trusts (REITs)	972,663
Real Estate Management & Development — 0.4%
760,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (c)	155,800
	Realogy Corp.:
1,390,000	10.500% due 4/15/14	250,200
109,318	11.000% due 4/15/14 (b)	17,218
1,220,000	Senior Subordinated Notes, 12.375% due 4/15/15	201,300
	Total Real Estate Management & Development	624,518
Thrifts & Mortgage Finance — 1.2%
3,000,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27 (e)	2,250,000
	TOTAL FINANCIALS	18,532,510
HEALTH CARE — 7.4%
Health Care Equipment & Supplies — 0.7%
765,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	424,575
	Biomet Inc., Senior Notes:
980,000	10.375% due 10/15/17 (b)	730,100
190,000	11.625% due 10/15/17	143,450
	Total Health Care Equipment & Supplies	1,298,125
Health Care Providers & Services — 6.6%
1,955,000	CRC Health Corp., 10.750% due 2/1/16	1,143,675
	DaVita Inc.:
200,000	Senior Notes, 6.625% due 3/15/13	178,000
775,000	Senior Subordinated Notes, 7.250% due 3/15/15	674,250
	HCA Inc.:

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
Health Care Providers & Services — 6.6% (continued)
$2,345,000	Debentures, 7.500% due 11/15/95	$1,077,131
	Notes:
515,000	6.375% due 1/15/15	298,700
490,000	7.690% due 6/15/25	253,736
25,000	Senior Notes, 6.250% due 2/15/13	16,125
	Senior Secured Notes:
705,000	9.250% due 11/15/16	574,575
1,630,000	9.625% due 11/15/16 (b)	1,177,675
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,281,375
	Tenet Healthcare Corp., Senior Notes:
1,385,000	6.375% due 12/1/11	1,059,525
210,000	6.500% due 6/1/12	154,350
1,775,000	7.375% due 2/1/13	1,233,625
565,000	9.875% due 7/1/14	409,625
	Universal Hospital Services Inc., Senior Secured Notes:
320,000	5.950% due 6/1/15 (d)	209,600
1,190,000	8.500% due 6/1/15 (b)	910,350
2,252,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(d)	1,430,020
	Total Health Care Providers & Services	12,082,337
Pharmaceuticals — 0.1%
2,920,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(f)	153,300
	TOTAL HEALTH CARE	13,533,762
INDUSTRIALS — 13.4%
Aerospace & Defense — 1.9%
730,000	BE Aerospace Inc., 8.500% due 7/1/18	604,075
	DRS Technologies Inc., Senior Subordinated Notes:
170,000	6.625% due 2/1/16	169,575
865,000	7.625% due 2/1/18	862,837
2,700,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	1,120,500
870,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	709,050
	Total Aerospace & Defense	3,466,037
Airlines — 2.9%
	Continental Airlines Inc., Pass-Through Certificates:
137,505	8.312% due 4/2/11	101,754
560,000	7.339% due 4/19/14	369,600
2,370,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,670,850
643,765	Delta Air Lines Inc., 8.954% due 8/10/14	331,539
	United Airlines Inc., Pass-Through Certificates:
630,000	6.831% due 9/1/08	617,400
1,443,358	7.811% due 10/1/09	1,342,323
581,502	8.030% due 7/1/11	569,872
275,000	6.932% due 9/1/11 (e)	283,250
	Total Airlines	5,286,588
Building Products — 1.4%
	Associated Materials Inc.:
3,005,000	Senior Discount Notes, step bond to yield 13.591% due 3/1/14	1,547,575
275,000	Senior Subordinated Notes, 9.750% due 4/15/12	236,500
530,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	373,650
2,160,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 13.169% due 3/1/14	507,600
	Total Building Products	2,665,325

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
INDUSTRIALS — 13.4% (continued)
Commercial Services & Supplies — 3.1%
	DynCorp International LLC/DIV Capital Corp.:
$740,000	9.500% due 2/15/13 (a)	$634,550
2,455,000	Senior Subordinated Notes, 9.500% due 2/15/13	2,086,750
1,200,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,164,000
1,500,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	742,500
	US Investigations Services Inc.:
1,460,000	11.750% due 5/1/16 (a)	927,100
160,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	117,600
	Total Commercial Services & Supplies	5,672,500
Construction & Engineering — 0.4%
915,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	743,437
Electrical Equipment — 0.1%
360,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	163,800
Industrial Conglomerates — 0.2%
	Sequa Corp., Senior Notes:
510,000	11.750% due 12/1/15 (a)	226,950
527,212	13.500% due 12/1/15 (a)(b)	202,977
	Total Industrial Conglomerates	429,927
Machinery — 0.2%
430,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	311,750
Road & Rail — 1.9%
3,550,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	1,437,750
	Kansas City Southern de Mexico, Senior Notes:
1,535,000	9.375% due 5/1/12	1,228,000
700,000	7.625% due 12/1/13	532,000
315,000	7.375% due 6/1/14	233,100
	Total Road & Rail	3,430,850
Trading Companies & Distributors — 1.2%
685,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	400,725
510,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	298,350
1,640,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	861,000
1,545,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	594,825
	Total Trading Companies & Distributors	2,154,900
Transportation Infrastructure — 0.1%
	Swift Transportation Co., Senior Secured Notes:
1,395,000	9.899% due 5/15/15 (a)(d)	167,400
800,000	12.500% due 5/15/17 (a)	111,000
	Total Transportation Infrastructure	278,400
	TOTAL INDUSTRIALS	24,603,514
INFORMATION TECHNOLOGY — 1.4%
Electronic Equipment, Instruments & Components — 0.1%
	NXP BV/NXP Funding LLC, Senior Secured Notes:
310,000	7.503% due 10/15/13 (d)	77,888
240,000	7.875% due 10/15/14	73,200
	Total Electronic Equipment, Instruments & Components	151,088
IT Services — 1.0%
855,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	412,537
	First Data Corp.:
150,000	5.625% due 11/1/11	75,938
1,020,000	Senior Notes, 9.875% due 9/24/15 (a)	591,600

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
IT Services — 1.0% (continued)
$1,190,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	$696,150
	Total IT Services	1,776,225
Semiconductors & Semiconductor Equipment — 0.0%
	Freescale Semiconductor Inc., Senior Notes:
90,000	8.875% due 12/15/14	31,050
190,000	9.125% due 12/15/14 (b)	39,900
	Total Semiconductors & Semiconductor Equipment	70,950
Software — 0.3%
1,110,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	649,350
	TOTAL INFORMATION TECHNOLOGY	2,647,613
MATERIALS — 7.3%
Chemicals — 1.1%
2,215,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	642,350
60,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	39,900
865,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (e)	778,500
1,745,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	287,925
295,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	202,075
	Total Chemicals	1,950,750
Containers & Packaging — 1.2%
10,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	4,050
570,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	361,950
970,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	674,150
320,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	220,800
425,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
520,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	449,800
730,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	456,250
	Total Containers & Packaging	2,167,000
Metals & Mining — 2.5%
1,260,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	895,790
210,000	Metals USA Holdings Corp., 10.883% due 7/1/12 (b)(d)	58,800
1,410,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	874,200
2,415,000	Noranda Aluminium Holding Corp., Senior Notes, 8.345% due 11/15/14 (b)(d)	301,875
1,455,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	851,175
2,755,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (a)	1,721,875
	Total Metals & Mining	4,703,715
Paper & Forest Products — 2.5%
	Abitibi-Consolidated Co. of Canada:
2,002,000	15.500% due 7/15/10 (a)	660,660
2,180,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	1,656,800
	Appleton Papers Inc.:
75,000	Senior Notes, 8.125% due 6/15/11	48,750
1,450,000	Senior Subordinated Notes, 9.750% due 6/15/14	790,250
	NewPage Corp., Senior Secured Notes:
1,655,000	9.443% due 5/1/12 (d)	877,150
240,000	10.000% due 5/1/12	130,800
490,087	Newpage Holding Corp., 10.265% due 11/1/13 (b)(d)	221,764
580,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	217,500
	Total Paper & Forest Products	4,603,674
	TOTAL MATERIALS	13,425,139

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
TELECOMMUNICATION SERVICES — 10.2%
Diversified Telecommunication Services — 6.9%
$175,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	$100,625
	Citizens Communications Co.:
90,000	Debentures, 7.050% due 10/1/46	37,350
970,000	Senior Notes, 7.875% due 1/15/27	480,150
940,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(e)(f)	0
670,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)	6,700
310,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	251,100
2,500,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	2,168,750
	Intelsat Jackson Holdings Ltd., Senior Notes:
155,000	9.500% due 6/15/16 (a)	131,750
530,000	11.500% due 6/15/16 (a)(e)	416,050
	Level 3 Financing Inc., Senior Notes:
1,080,000	12.250% due 3/15/13	626,400
2,015,000	9.250% due 11/1/14	1,067,950
1,320,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	963,600
790,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	517,450
2,545,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	1,412,475
2,005,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	1,423,550
2,370,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	1,955,250
1,365,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,071,525
	Total Diversified Telecommunication Services	12,630,675
Wireless Telecommunication Services — 3.3%
800,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	876,000
450,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	371,250
	Sprint Capital Corp., Senior Notes:
1,570,000	7.625% due 1/30/11	1,130,905
210,000	8.375% due 3/15/12	142,892
2,115,000	6.875% due 11/15/28	1,038,186
3,510,000	8.750% due 3/15/32	1,827,955
2,120,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	752,600
	Total Wireless Telecommunication Services	6,139,788
	TOTAL TELECOMMUNICATION SERVICES	18,770,463
UTILITIES — 10.3%
Electric Utilities — 0.8%
2,540,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	1,384,300
Gas Utilities — 0.8%
1,980,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,524,600
Independent Power Producers & Energy Traders — 8.7%
	AES Corp.:
930,000	Secured Notes, 8.750% due 5/15/13 (a)	823,050
	Senior Notes:
1,410,000	8.000% due 10/15/17	979,950
1,000,000	8.000% due 6/1/20 (a)	645,000
2,360,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	1,581,200
160,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	114,128
	Edison Mission Energy, Senior Notes:
1,000,000	7.750% due 6/15/16	787,500

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
Independent Power Producers & Energy Traders — 8.7% (continued)
$840,000	7.200% due 5/15/19	$617,400
1,065,000	7.625% due 5/15/27	729,525
10,435,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	5,608,812
574,834	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	511,602
740,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	643,800
	NRG Energy Inc., Senior Notes:
575,000	7.250% due 2/1/14	470,063
2,905,000	7.375% due 2/1/16	2,367,575
100,000	7.375% due 1/15/17	81,000
	Total Independent Power Producers & Energy Traders	15,960,605
	TOTAL UTILITIES	18,869,505
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $275,375,207)	166,842,549
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
6,296,588	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(f)
	(Cost - $6,995,540)	0
COLLATERALIZED SENIOR LOANS — 2.0%
CONSUMER DISCRETIONARY — 0.6%
Auto Components — 0.4%
1,217,339	Allison Transmission Inc., Term Loan B, 5.329% due 8/7/14 (d)	744,316
Media — 0.2%
1,000,000	Idearc Inc., Term Loan B, Senior Notes, 5.670% due 11/1/14	336,429
	TOTAL CONSUMER DISCRETIONARY	1,080,745
ENERGY — 0.9%
Energy Equipment & Services — 0.6%
1,528,113	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(f)	1,214,850
Oil, Gas & Consumable Fuels — 0.3%
1,000,000	Stallion Oilfield Services, Term Loan, 8.361% due 7/31/12 (d)	525,000
	TOTAL ENERGY	1,739,850
INDUSTRIALS — 0.1%
Trading Companies & Distributors — 0.1%
577,532	Penhall International Corp., Term Loan, 10.133% due 4/1/12 (d)	259,890
MATERIALS — 0.4%
Containers & Packaging — 0.3%
1,604,786	Berry Plastics Corp., Senior Term Loan, 9.728% due 6/15/14 (d)	561,675
Paper & Forest Products — 0.1%
224,000	Verso Paper Holdings LLC, 10.012% due 2/1/13 (d)	106,400
	TOTAL MATERIALS	668,075
	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $6,472,716)	3,748,560
CONVERTIBLE BONDS & NOTES — 0.5%
CONSUMER DISCRETIONARY — 0.2%
Media — 0.2%
755,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	318,044
INDUSTRIALS — 0.3%
Marine — 0.3%
1,015,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	523,994
	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $1,343,119)	$842,038

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Shares	Security	Value
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,821,127	Home Interiors & Gifts Inc. (e)(f)*	$3
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785	Aurora Foods Inc. (e)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares (e)(f)*	0
12,250	Pagemart Wireless (e)(f)*	122
	TOTAL TELECOMMUNICATION SERVICES	122
	TOTAL COMMON STOCKS
	(Cost — $1,257,731)	125
CONVERTIBLE PREFERRED STOCKS — 0.8%
FINANCIALS — 0.8%
Diversified Financial Services — 0.8%
1,820	Bank of America Corp., 7.250% due 12/31/49	1,101,100
15,100	Citigroup Inc., 6.500% due 12/31/49	388,070
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $2,561,076)	1,489,170
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
8,800	Ford Motor Co., Notes, 7.500%	48,400
Media — 0.0%
3	ION Media Networks Inc., Series B, 12.000%*	1,625
	TOTAL CONSUMER DISCRETIONARY	50,025
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
100	Preferred Plus, Trust, Series FRD-1, 7.400%	450
8,500	Saturns, Series F 2003-5, 8.125%	45,050
	TOTAL FINANCIALS	45,500
	TOTAL PREFERRED STOCKS
	(Cost — $352,930)	95,525

Warrants
WARRANTS — 0.0%
1,005	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
720	IWO Holdings Inc., Expires 1/15/11(a)(e)(f)*	0
750	Jazztel PLC, Expires 7/15/10(a)(e)(f)*	0
1,040	Merrill Corp., Class B Shares, Expires 5/5/09(a)(e)(f)*	0
2,460	Viasystems Group Inc., Expires 1/31/10(e)(f)*	0
	TOTAL WARRANTS
	(Cost — $248,597)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $294,606,916)	$173,017,967

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENT — 2.5%
Repurchase Agreement — 2.5%
$4,703,000

Morgan Stanley tri-party repurchase agreement dated 11/28/08, 0.180% due 12/1/08; Proceeds at maturity - $4,703,071; (Fully collateralized by U.S. government agency obligation, 4.625% due 10/15/14; Market value - $4,822,533)

	(Cost - $4,703,000)	$4,703,000
	TOTAL INVESTMENTS — 96.6% (Cost — $299,309,916#)	177,720,967
	Other Assets in Excess of Liabilities — 3.4%	6,171,605
	TOTAL NET ASSETS — 100.0%	$183,892,572

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(f)	Illiquid security.
(g)	Security has no maturity date. The date shown represents the next call date.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.  As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives.  Spreads are the theoretical price a lender receives for credit default protection.  When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement.  For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.  Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$177,720,967	$1,584,820	$175,436,722	$699,425
Other Financial Investments*	(5,888)	—	(5,888)	—
Total	$177,715,079	$1,584,820	$175,430,834	$699,425

* Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of February 29, 2008	$125
Accrued Premiums/Discounts	17,579
Realized Gain (Loss)	14
Change in unrealized appreciation (depreciation)	(52,029)
Net purchases (sales)	450,486
Transfers in and/or out of Level 3	283,250
Balance as of November 30, 2008	$699,425

3.  Investments

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$773,103
Gross unrealized depreciation	(122,362,052)
Net unrealized depreciation	$(121,588,949)

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2008, the Fund had the following open swap contracts:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT (2)	TERMINATION DATE	IMPLIED CREDIT SPREAD AT NOVEMBER 30, 2008 (3)	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	MARKET VALUE	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
Credit Suisse First Boston Inc. (Visteon Corp. 8.250% due 8/1/10)	$1,300,000	12/20/08	186.50%	5.000% quarterly	$(96,888)	$(91,000)	$(5,888)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

‡  Percentage shown is an annual percentage rate.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: January 28, 2009